Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables.
Schedule of trade and other receivables

	June 30, 2023	December 31, 2022
Trade receivables	37,001	41,874
Deposits and prepayments	2,038	2,987
VAT refundable	2,068	460
Other receivables	18	51
Total	41,125	45,372